Risk Management and Financial Instruments (Details) - Schedule of Exposure - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
USD [Member]
OPERATING
Cash and cash equivalents	$ 2,153,281	$ 1,570,813
Trade accounts receivable	686,785	579,651
Sales orders		916,595
Trade accounts payable	(265,613)	(174,781)
Purchase orders		(56,710)
Subtotal	2,574,453	2,835,568
FINANCIAL
Margin cash	342
Advances to customers	(3,384)	(111,368)
Loans and financing	(1,106,635)	(306,798)
Subtotal	(1,109,677)	(418,166)
Subtotal	1,464,776	2,417,402
Total exposure	1,464,776	2,417,402
DERIVATIVES
Total derivatives	(1,178,497)	(1,955,572)
NET EXPOSURE	286,279	461,830
EUR [Member]
OPERATING
Cash and cash equivalents	89,156	68,154
Trade accounts receivable	147,882	147,839
Sales orders		73,564
Trade accounts payable	(46,564)	(74,963)
Purchase orders		(18,012)
Subtotal	190,474	196,582
FINANCIAL
Margin cash
Advances to customers	(2,132)	(12,621)
Loans and financing	(2,291)	(3,218)
Subtotal	(4,423)	(15,839)
Subtotal	186,051	180,743
Total exposure	186,051	180,743
DERIVATIVES
Total derivatives	47,389	(64,696)
NET EXPOSURE	233,440	116,047
GBP [Member]
OPERATING
Cash and cash equivalents	14,300	20,102
Trade accounts receivable	65,867	49,743
Sales orders		217,509
Trade accounts payable	(15,756)	(15,846)
Purchase orders
Subtotal	64,411	271,508
FINANCIAL
Margin cash
Advances to customers	(194)	(511)
Loans and financing	(13,190)
Subtotal	(13,384)	(511)
Subtotal	51,027	270,997
Total exposure	51,027	270,997
DERIVATIVES
Total derivatives	(88,695)	(155,635)
NET EXPOSURE	(37,668)	115,362
MXN [Member]
OPERATING
Cash and cash equivalents		271,503
Trade accounts receivable		134,113
Sales orders
Trade accounts payable		(267,433)
Purchase orders
Subtotal		138,183
FINANCIAL
Margin cash
Advances to customers
Loans and financing
Subtotal
Subtotal		138,183
Total exposure		138,183
DERIVATIVES
Total derivatives
NET EXPOSURE		138,183
AUD [Member]
OPERATING
Cash and cash equivalents	3	42
Trade accounts receivable	957	241
Sales orders
Trade accounts payable	(2,670)	(320)
Purchase orders
Subtotal	(1,710)	(37)
FINANCIAL
Margin cash
Advances to customers
Loans and financing
Subtotal
Subtotal	(1,710)	(37)
Total exposure	(1,710)	(37)
DERIVATIVES
Total derivatives	1,479	2,846
NET EXPOSURE	(231)	2,809
Future contracts [Member] | USD [Member]
DERIVATIVES
Total derivatives	362,498	(250,788)
Future contracts [Member] | EUR [Member]
DERIVATIVES
Total derivatives		(137,070)
Future contracts [Member] | GBP [Member]
DERIVATIVES
Total derivatives	(64,152)	(44,142)
Future contracts [Member] | MXN [Member]
DERIVATIVES
Total derivatives
Future contracts [Member] | AUD [Member]
DERIVATIVES
Total derivatives
Deliverable Forwards (DF’s) [Member] | USD [Member]
DERIVATIVES
Total derivatives	(488,164)	(398,024)
Deliverable Forwards (DF’s) [Member] | EUR [Member]
DERIVATIVES
Total derivatives	72,103	67,303
Deliverable Forwards (DF’s) [Member] | GBP [Member]
DERIVATIVES
Total derivatives	(14,364)	(14,369)
Deliverable Forwards (DF’s) [Member] | MXN [Member]
DERIVATIVES
Total derivatives
Deliverable Forwards (DF’s) [Member] | AUD [Member]
DERIVATIVES
Total derivatives	1,479	2,846
Non-Deliverable Forwards (NDF’s) [Member] | USD [Member]
DERIVATIVES
Total derivatives	(1,052,831)	(1,306,760)
Non-Deliverable Forwards (NDF’s) [Member] | EUR [Member]
DERIVATIVES
Total derivatives	(24,714)	5,071
Non-Deliverable Forwards (NDF’s) [Member] | GBP [Member]
DERIVATIVES
Total derivatives	(10,179)	(97,124)
Non-Deliverable Forwards (NDF’s) [Member] | MXN [Member]
DERIVATIVES
Total derivatives
Non-Deliverable Forwards (NDF’s) [Member] | AUD [Member]
DERIVATIVES
Total derivatives